Commitments and Contingencies - Additional Information (Details) $ / shares in Units, $ in Millions		6 Months Ended	12 Months Ended
	Jan. 11, 2021 shares	Dec. 31, 2020 shares	Dec. 31, 2021 USD ($) Day $ / shares
Maximum number of demands for registration of securities | Day			3
Numbers of units issued | shares	3,600,000	3,600,000
Granted the underwriters		45 days
Underwriting cash discount per unit | $ / shares			$ 0.20
Underwriter cash discount | $			$ 5.5
Deferred fee per unit | $ / shares			$ 0.35
Deferred underwriting fee payable | $			$ 9.7